Condensed Statements of Changes in Convertible Redeemable Preferred Stock, Warrants and Stockholders' Deficit (Parenthetical)	Dec. 27, 2020 shares
Common Class B [Member] | dMY TECHNOLOGY GROUP, INC. III [Member]
Common stock that were subject to forfeiture	406,250
Common Class B [Member] | Underwriters Over Allotment [Member] | dMY TECHNOLOGY GROUP, INC. III [Member]
Common stock shares subject to possible redemption	406,250